Intangible Assets and Goodwill - Summary of Assumption for Calculation of Cash flow Projections (Detail)	Mar. 31, 2022	Mar. 31, 2021
Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	18.60%	19.40%
Discount rate (post-tax)	16.40%	16.00%
Terminal value growth rate	4.50%	4.50%
Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	18.30%	19.40%
Discount rate (post-tax)	16.40%	16.00%
Terminal value growth rate	4.50%	4.50%
ibibo Group - redBus [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	18.60%	18.90%
Discount rate (post-tax)	16.40%	16.00%
Terminal value growth rate	4.00%	4.00%
EBITDA margin* (5 years)	8.50%	6.10%
Bottom of Range [Member] | Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	13.20%	15.00%
EBITDA margin* (5 years)	4.60%	6.60%
Bottom of Range [Member] | Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	5.90%	19.00%
EBITDA margin* (5 years)	14.60%	(7.10%)
Bottom of Range [Member] | ibibo Group - redBus [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	15.00%	20.00%
EBITDA margin* (5 years)	5.20%	9.80%
Top of Range [Member] | Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	54.70%	106.30%
EBITDA margin* (5 years)	13.80%	18.20%
Top of Range [Member] | Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	61.20%	118.20%
EBITDA margin* (5 years)	15.70%	17.90%
Top of Range [Member] | ibibo Group - redBus [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	79.00%	124.70%
EBITDA margin* (5 years)	24.30%	21.90%